Expense Example, No Redemption - PGIM Global Real Estate Fund	A 1 Year	A 3 Years	A 5 Years	A 10 Years	C 1 Year	C 3 Years	C 5 Years	C 10 Years	R 1 Year	R 3 Years	R 5 Years	R 10 Years	Z 1 Year	Z 3 Years	Z 5 Years	Z 10 Years	R2 1 Year	R2 3 Years	R2 5 Years	R2 10 Years	R4 1 Year	R4 3 Years	R4 5 Years	R4 10 Years	R6 1 Year	R6 3 Years	R6 5 Years	R6 10 Years
USD ($)	675	939	1,224	2,032	198	612	1,052	2,107	155	533	936	2,063	94	293	509	1,131	132	656	1,206	2,708	107	491	900	2,044	81	252	439	978